SCHEDULE OF FINANCIAL ASSET WITH CASH AND TRADE ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents	$ 2,616	$ 8,470	$ 5,397	$ 362
Deposits	8	60
Trade receivables	1,373	857
Other Accounts Receivable	2,570	434
Total	$ 6,567	$ 9,821